CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.1%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (1)	16,749	951,008
Curtiss-Wright Corp.	12,078	1,562,531
Teledyne Technologies, Inc. (1)	10,283	3,311,023
		5,824,562

Air Freight & Logistics - 0.4%
XPO Logistics, Inc. (1)(2)	26,055	1,864,756

Airlines - 0.3%
JetBlue Airways Corp. (1)	83,740	1,402,645

Auto Components - 1.0%
Adient plc	24,610	565,045
Dana, Inc.	40,679	587,405
Delphi Technologies plc	24,622	329,935
Gentex Corp.	72,013	1,982,878
Goodyear Tire & Rubber Co. (The)	65,723	946,740
Visteon Corp. (1)	7,901	652,148
		5,064,151

Automobiles - 0.2%
Thor Industries, Inc.	15,569	881,828

Banks - 6.7%
Associated Banc-Corp.	45,837	928,199
BancorpSouth Bank	26,537	785,761
Bank of Hawaii Corp.	11,483	986,734
Bank OZK	34,168	931,761
Cathay General Bancorp	21,433	744,475
Commerce Bancshares, Inc. (2)	27,918	1,693,227
Cullen/Frost Bankers, Inc. (2)	16,116	1,427,072
East West Bancorp, Inc.	41,139	1,822,046
First Financial Bankshares, Inc. (2)	38,387	1,279,439
First Horizon National Corp.	88,322	1,430,816
FNB Corp.	91,826	1,058,754
Fulton Financial Corp.	46,997	760,411
Hancock Whitney Corp.	25,649	982,228
Home BancShares, Inc.	44,022	827,394
International Bancshares Corp.	16,337	630,935
PacWest Bancorp	33,411	1,214,156
Pinnacle Financial Partners, Inc.	20,445	1,160,254
Prosperity Bancshares, Inc.	19,525	1,379,051
Signature Bank	15,470	1,844,333

Sterling Bancorp	58,000	1,163,480
Synovus Financial Corp.	43,619	1,559,815
TCF Financial Corp.	43,382	1,651,553
Texas Capital Bancshares, Inc. (1)	14,218	777,014
Trustmark Corp.	18,203	620,904
UMB Financial Corp.	12,205	788,199
Umpqua Holdings Corp.	62,240	1,024,470
United Bankshares, Inc.	28,794	1,090,429
Valley National Bancorp	93,782	1,019,410
Webster Financial Corp.	26,049	1,220,917
Wintrust Financial Corp.	16,023	1,035,567
		33,838,804

Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A (1)(2)	2,597	945,516

Biotechnology - 0.8%
Exelixis, Inc. (1)	85,617	1,514,137
Ligand Pharmaceuticals, Inc. (1)	5,373	534,828
Repligen Corp. (1)	13,114	1,005,713
United Therapeutics Corp. (1)	12,394	988,421
		4,043,099

Building Products - 1.3%
Lennox International, Inc.	9,961	2,420,224
Owens Corning	30,761	1,944,095
Resideo Technologies, Inc. (1)	34,704	498,003
Trex Co., Inc. (1)(2)	16,514	1,501,618
		6,363,940

Capital Markets - 2.4%
Eaton Vance Corp. (3)	31,952	1,435,603
Evercore, Inc., Class A	11,270	902,727
FactSet Research Systems, Inc.	10,813	2,627,235
Federated Investors, Inc., Class B	27,171	880,612
Interactive Brokers Group, Inc., Class A	21,693	1,166,650
Janus Henderson Group plc	44,961	1,009,824
Legg Mason, Inc.	23,048	880,203
SEI Investments Co.	35,857	2,124,706
Stifel Financial Corp.	19,668	1,128,550
		12,156,110

Chemicals - 2.5%
Ashland Global Holdings, Inc.	17,107	1,318,095
Cabot Corp.	16,332	740,166
Chemours Co. (The)	46,208	690,348
Ingevity Corp. (1)	11,831	1,003,742
Minerals Technologies, Inc.	9,911	526,175
NewMarket Corp.	2,087	985,252
Olin Corp. (2)	46,439	869,338

PolyOne Corp.	21,728	709,419
RPM International, Inc.	36,652	2,522,024
Scotts Miracle-Gro Co. (The), Class A	11,137	1,133,969
Sensient Technologies Corp.	11,962	821,191
Valvoline, Inc.	53,192	1,171,820
		12,491,539

Commercial Services & Supplies - 1.8%
Brink's Co. (The)	14,132	1,172,249
Clean Harbors, Inc. (1)	14,526	1,121,407
Deluxe Corp.	12,135	596,557
Healthcare Services Group, Inc. (2)	20,948	508,827
Herman Miller, Inc.	16,692	769,334
HNI Corp.	12,119	430,225
KAR Auction Services, Inc. (2)	37,741	926,542
MSA Safety, Inc.	10,068	1,098,519
Stericycle, Inc. (1)	25,765	1,312,211
Tetra Tech, Inc.	15,447	1,340,182
Travel Centers of America LLC (1)(4)	60,000	—
		9,276,053

Communications Equipment - 1.1%
Ciena Corp. (1)	43,859	1,720,589
InterDigital, Inc.	8,798	461,631
Lumentum Holdings, Inc. (1)	21,736	1,164,180
NetScout Systems, Inc. (1)	18,869	435,119
Plantronics, Inc.	9,173	342,336
ViaSat, Inc. (1)	16,286	1,226,662
		5,350,517

Construction & Engineering - 1.3%
AECOM (1)	44,582	1,674,500
Dycom Industries, Inc. (1)	8,902	454,447
EMCOR Group, Inc.	15,867	1,366,466
Fluor Corp.	39,551	756,611
Granite Construction, Inc.	13,239	425,369
MasTec, Inc. (1)(2)	17,040	1,106,407
Valmont Industries, Inc.	6,115	846,561
		6,630,361

Construction Materials - 0.2%
Eagle Materials, Inc.	11,878	1,069,139

Consumer Finance - 0.6%
FirstCash, Inc.	12,148	1,113,607
Green Dot Corp., Class A (1)	13,990	353,247
Navient Corp.	57,332	733,850
SLM Corp.	120,578	1,064,101
		3,264,805

Containers & Packaging - 1.0%
AptarGroup, Inc.	18,101	2,144,063
Greif, Inc., Class A	7,422	281,220
Owens-Illinois, Inc.	44,951	461,647
Silgan Holdings, Inc.	21,997	660,680
Sonoco Products Co.	28,287	1,646,586
		5,194,196

Distributors - 0.5%
Pool Corp.	11,284	2,275,983

Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (1)	15,524	591,309
Graham Holdings Co., Class B	1,230	816,043
Service Corp. International	51,545	2,464,366
Sotheby's (1)	9,223	525,527
Weight Watchers International, Inc. (1) (2)	13,130	496,577
		4,893,822

Diversified Financial Services - 0.3%
Jefferies Financial Group, Inc.	71,240	1,310,816

Electric Utilities - 1.6%
ALLETE, Inc.	14,601	1,276,274
Hawaiian Electric Industries, Inc.	30,801	1,404,834
IDACORP, Inc.	14,245	1,604,984
OGE Energy Corp.	56,580	2,567,600
PNM Resources, Inc.	22,514	1,172,529
		8,026,221

Electrical Equipment - 1.2%
Acuity Brands, Inc.	11,278	1,520,162
EnerSys	12,008	791,807
Hubbell, Inc.	15,379	2,020,801
nVent Electric plc	43,976	969,231
Regal-Beloit Corp.	11,853	863,491
		6,165,492

Electronic Equipment, Instruments & Components - 4.1%
Arrow Electronics, Inc. (1)	23,500	1,752,630
Avnet, Inc.	29,288	1,302,877
Belden, Inc.	10,920	582,473
Cognex Corp.	48,238	2,369,933
Coherent, Inc. (1)	6,779	1,042,068
II-VI, Inc. (1)	24,495	862,469
Jabil, Inc.	39,335	1,407,013
Littelfuse, Inc.	6,950	1,232,304
National Instruments Corp.	33,562	1,409,268
SYNNEX Corp.	11,549	1,303,882
Tech Data Corp. (1)	10,063	1,048,967

Trimble, Inc. (1)	71,169	2,762,069
Vishay Intertechnology, Inc.	37,408	633,317
Zebra Technologies Corp., Class A (1)	15,296	3,156,636
		20,865,906

Energy Equipment & Services - 0.6%
Apergy Corp. (1)	21,894	592,233
Core Laboratories NV (2)	12,539	584,568
Oceaneering International, Inc. (1)	28,910	391,730
Patterson-UTI Energy, Inc.	57,267	489,633
Transocean Ltd. (1)(2)	162,611	726,871
		2,785,035

Entertainment - 0.9%
Cinemark Holdings, Inc.	30,133	1,164,339
Live Nation Entertainment, Inc. (1)	39,307	2,607,627
World Wrestling Entertainment, Inc., Class A (2)	13,448	956,825
		4,728,791

Equity Real Estate Investment Trusts (REITs) - 10.7%
Alexander & Baldwin, Inc.	19,194	470,445
American Campus Communities, Inc.	38,837	1,867,283
Brixmor Property Group, Inc.	84,187	1,708,154
Camden Property Trust	27,368	3,038,122
CoreCivic, Inc.	33,663	581,697
CoreSite Realty Corp.	10,427	1,270,530
Corporate Office Properties Trust	31,643	942,329
Cousins Properties, Inc.	41,483	1,559,346
CyrusOne, Inc.	31,994	2,530,725
Douglas Emmett, Inc.	46,563	1,994,293
EastGroup Properties, Inc.	10,700	1,337,714
EPR Properties	21,969	1,688,537
First Industrial Realty Trust, Inc.	35,752	1,414,349
GEO Group, Inc. (The)	34,272	594,277
Healthcare Realty Trust, Inc.	36,531	1,223,789
Highwoods Properties, Inc.	29,318	1,317,551
JBG SMITH Properties	33,362	1,308,124
Kilroy Realty Corp.	26,257	2,045,158
Lamar Advertising Co., Class A	24,296	1,990,571
Liberty Property Trust	44,595	2,289,061
Life Storage, Inc.	13,186	1,389,936
Mack-Cali Realty Corp.	25,595	554,388
Medical Properties Trust, Inc.	126,146	2,467,416
National Retail Properties, Inc.	48,531	2,737,148
Omega Healthcare Investors, Inc.	61,209	2,557,924
Park Hotels & Resorts, Inc.	67,763	1,692,042
Pebblebrook Hotel Trust (2)	36,924	1,027,226
PotlatchDeltic Corp. (2)	18,991	780,245
PS Business Parks, Inc.	5,660	1,029,837
Rayonier, Inc.	36,640	1,033,248

Sabra Health Care REIT, Inc.	53,567	1,229,898
Senior Housing Properties Trust	67,197	621,908
Service Properties Trust	46,482	1,198,771
Spirit Realty Capital, Inc.	25,302	1,210,954
Tanger Factory Outlet Centers, Inc. (2)	26,440	409,291
Taubman Centers, Inc.	17,301	706,400
Uniti Group, Inc. (2)	54,612	424,062
Urban Edge Properties	32,537	643,907
Weingarten Realty Investors	34,187	995,867
		53,882,523

Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	10,393	1,674,936
Sprouts Farmers Market, Inc. (1)	33,385	645,666
		2,320,602

Food Products - 1.7%
Flowers Foods, Inc.	54,424	1,258,827
Hain Celestial Group, Inc. (The) (1)	22,682	487,096
Ingredion, Inc.	18,861	1,541,698
Lancaster Colony Corp.	5,595	775,747
Pilgrim's Pride Corp. (1)	14,804	474,394
Post Holdings, Inc. (1)	19,457	2,059,329
Sanderson Farms, Inc. (2)	5,573	843,362
Tootsie Roll Industries, Inc.	4,768	177,084
TreeHouse Foods, Inc. (1)	15,885	880,823
		8,498,360

Gas Utilities - 1.9%
National Fuel Gas Co.	24,397	1,144,707
New Jersey Resources Corp.	25,433	1,150,080
ONE Gas, Inc.	14,906	1,432,616
Southwest Gas Holdings, Inc.	15,355	1,397,919
Spire, Inc.	14,361	1,252,854
UGI Corp.	59,063	2,969,097
		9,347,273

Health Care Equipment & Supplies - 4.0%
Avanos Medical, Inc. (1)	13,758	515,375
Cantel Medical Corp.	10,388	777,022
Globus Medical, Inc., Class A (1)	21,664	1,107,464
Haemonetics Corp. (1)	14,350	1,810,109
Hill-Rom Holdings, Inc.	18,885	1,987,268
ICU Medical, Inc. (1)	5,434	867,266
Integra LifeSciences Holdings Corp. (1)	20,066	1,205,365
LivaNova plc (1)	13,678	1,009,300
Masimo Corp. (1)	13,867	2,063,271
NuVasive, Inc. (1)	14,711	932,383
Penumbra, Inc. (1)(2)	9,051	1,217,269
STERIS plc	23,937	3,458,657

West Pharmaceutical Services, Inc.	20,845	2,956,238
		19,906,987

Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (1)	25,022	777,684
Amedisys, Inc. (1)	9,098	1,191,929
Chemed Corp.	4,500	1,879,065
Covetrus, Inc. (1)(2)	27,981	332,694
Encompass Health Corp.	27,882	1,764,373
HealthEquity, Inc. (1)	19,961	1,140,671
Mednax, Inc. (1)	23,803	538,424
Molina Healthcare, Inc. (1)	17,725	1,944,787
Patterson Cos., Inc. (2)	24,269	432,474
Tenet Healthcare Corp. (1)	29,250	647,010
		10,649,111

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (1)	47,124	517,421
Medidata Solutions, Inc. (1)	17,598	1,610,217
		2,127,638

Hotels, Restaurants & Leisure - 4.0%
Boyd Gaming Corp. (2)	22,618	541,701
Brinker International, Inc.	10,599	452,259
Caesars Entertainment Corp. (1)	157,089	1,831,658
Cheesecake Factory, Inc. (The) (2)	11,606	483,738
Churchill Downs, Inc.	10,071	1,243,315
Cracker Barrel Old Country Store, Inc. (2)	6,796	1,105,369
Domino's Pizza, Inc.	11,655	2,850,697
Dunkin' Brands Group, Inc.	23,380	1,855,437
Eldorado Resorts, Inc. (1)	18,464	736,160
International Speedway Corp., Class A	6,957	313,135
Jack in the Box, Inc.	7,299	665,085
Marriott Vacations Worldwide Corp.	10,950	1,134,530
Papa John's International, Inc. (2)	6,199	324,518
Penn National Gaming, Inc. (1)	31,111	579,442
Scientific Games Corp., Class A (1)(2)	15,800	321,530
Six Flags Entertainment Corp.	22,182	1,126,624
Texas Roadhouse, Inc.	18,485	970,832
Wendy's Co. (The)	52,144	1,041,837
Wyndham Destinations, Inc.	26,068	1,199,649
Wyndham Hotels & Resorts, Inc.	27,256	1,410,225
		20,187,741

Household Durables - 1.0%
Helen of Troy Ltd. (1)	7,097	1,118,913
KB Home	24,178	822,052
Tempur Sealy International, Inc. (1)	13,014	1,004,681
Toll Brothers, Inc.	36,517	1,499,023
TRI Pointe Group, Inc. (1)	40,210	604,758
		5,049,427

Household Products - 0.2%
Energizer Holdings, Inc. (2)	18,112	789,321
Spectrum Brands Holdings, Inc.	1,781	93,894
		883,215

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	16,000	2,328,640

Insurance - 5.7%
Alleghany Corp. (1)	4,079	3,254,063
American Financial Group, Inc.	21,108	2,276,498
Brighthouse Financial, Inc. (1)	31,490	1,274,400
Brown & Brown, Inc.	65,987	2,379,491
CNO Financial Group, Inc.	44,092	697,976
First American Financial Corp.	31,685	1,869,732
Genworth Financial, Inc., Class A (1)	142,263	625,957
Hanover Insurance Group, Inc. (The)	11,180	1,515,337
Kemper Corp.	17,700	1,379,715
Mercury General Corp.	7,667	428,432
Old Republic International Corp.	80,558	1,898,752
Primerica, Inc.	11,838	1,506,149
Reinsurance Group of America, Inc.	17,740	2,836,271
RenaissanceRe Holdings Ltd.	12,482	2,414,643
Selective Insurance Group, Inc.	16,787	1,262,215
WR Berkley Corp.	40,902	2,954,352
		28,573,983

Interactive Media & Services - 0.1%
Yelp, Inc. (1)	18,269	634,848

Internet & Direct Marketing Retail - 0.7%
Etsy, Inc. (1)	34,061	1,924,447
GrubHub, Inc. (1)(2)	25,821	1,451,398
		3,375,845

IT Services - 2.4%
CACI International, Inc., Class A (1)	7,033	1,626,452
CoreLogic, Inc. (1)	22,650	1,048,016
KBR, Inc.	40,011	981,870
LiveRamp Holdings, Inc. (1)	19,119	821,352
MAXIMUS, Inc.	18,036	1,393,461
Perspecta, Inc.	38,993	1,018,497
Sabre Corp.	77,355	1,732,365
Science Applications International Corp.	13,863	1,210,933
WEX, Inc. (1)	12,232	2,471,720
		12,304,666

Leisure Products - 0.8%
Brunswick Corp.	24,230	1,262,868
Mattel, Inc. (1)(2)	97,666	1,112,416

Polaris, Inc.	16,240	1,429,282
		3,804,566

Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc., Class A (1)	6,077	2,022,061
Bio-Techne Corp.	10,759	2,105,214
Charles River Laboratories International, Inc. (1)	13,795	1,826,044
PRA Health Sciences, Inc. (1)	17,749	1,761,233
Syneos Health, Inc. (1)	17,550	933,835
		8,648,387

Machinery - 4.0%
AGCO Corp.	17,886	1,353,970
Colfax Corp. (1)	23,614	686,223
Crane Co.	14,403	1,161,314
Donaldson Co., Inc.	36,046	1,877,276
Graco, Inc.	47,148	2,170,694
ITT, Inc.	24,873	1,521,979
Kennametal, Inc.	23,308	716,488
Lincoln Electric Holdings, Inc.	17,462	1,515,003
Nordson Corp.	14,462	2,115,212
Oshkosh Corp.	19,332	1,465,366
Terex Corp.	18,128	470,784
Timken Co. (The)	19,344	841,657
Toro Co. (The)	30,131	2,208,602
Trinity Industries, Inc.	28,915	569,047
Woodward, Inc.	15,908	1,715,360
		20,388,975

Marine - 0.3%
Kirby Corp. (1)	16,938	1,391,626

Media - 1.1%
AMC Networks, Inc., Class A (1)	12,482	613,615
Cable One, Inc.	1,419	1,780,419
John Wiley & Sons, Inc., Class A	12,446	546,877
Meredith Corp.	11,326	415,211
New York Times Co. (The), Class A	40,626	1,157,029
TEGNA, Inc.	61,238	951,026
		5,464,177

Metals & Mining - 1.9%
Allegheny Technologies, Inc. (1)(2)	35,636	721,629
Carpenter Technology Corp.	13,472	695,963
Commercial Metals Co.	33,331	579,293
Compass Minerals International, Inc.	9,577	541,005
Reliance Steel & Aluminum Co.	18,840	1,877,594
Royal Gold, Inc.	18,531	2,283,204
Steel Dynamics, Inc.	62,074	1,849,805
United States Steel Corp. (2)	48,261	557,415

Worthington Industries, Inc.	10,475	377,624
		9,483,532

Multi-Utilities - 0.8%
Black Hills Corp.	17,266	1,324,820
MDU Resources Group, Inc.	56,264	1,586,082
NorthWestern Corp.	14,258	1,070,063
		3,980,965

Multiline Retail - 0.2%
Dillard's, Inc., Class A (2)	2,887	190,860
Ollie's Bargain Outlet Holdings, Inc. (1)(2)	15,463	906,750
		1,097,610

Oil, Gas & Consumable Fuels - 1.5%
Antero Midstream Corp. (2)	73,090	540,866
Chesapeake Energy Corp. (1)(2)	318,885	449,628
CNX Resources Corp. (1)	53,015	384,889
EQT Corp. (2)	72,217	768,389
Equitrans Midstream Corp. (2)	57,668	839,069
Matador Resources Co. (1)(2)	30,192	499,074
Murphy Oil Corp. (2)	43,568	963,289
Oasis Petroleum, Inc. (1)	78,500	271,610
PBF Energy, Inc., Class A	28,805	783,208
Southwestern Energy Co. (1)(2)	158,395	305,702
World Fuel Services Corp.	18,480	738,091
WPX Energy, Inc. (1)	119,434	1,264,806
		7,808,621

Paper & Forest Products - 0.3%
Domtar Corp.	17,689	633,443
Louisiana-Pacific Corp.	34,939	858,801
		1,492,244

Personal Products - 0.2%
Edgewell Personal Care Co. (1)	15,309	497,389
Nu Skin Enterprises, Inc., Class A	15,700	667,721
		1,165,110

Pharmaceuticals - 0.5%
Catalent, Inc. (1)	41,274	1,967,119
Prestige Consumer Healthcare, Inc. (1)	14,201	492,633
		2,459,752

Professional Services - 0.7%
ASGN, Inc. (1)	14,952	939,883
Insperity, Inc.	10,901	1,075,057
ManpowerGroup, Inc.	16,914	1,424,835
		3,439,775

Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	14,563	2,025,131

Road & Rail - 1.8%
Avis Budget Group, Inc. (1)	16,537	467,336
Genesee & Wyoming, Inc., Class A (1)	16,001	1,768,270
Knight-Swift Transportation Holdings, Inc.	34,701	1,259,646
Landstar System, Inc.	11,201	1,261,009
Old Dominion Freight Line, Inc.	18,091	3,074,927
Ryder System, Inc.	15,075	780,433
Werner Enterprises, Inc.	12,607	445,027
		9,056,648

Semiconductors & Semiconductor Equipment - 3.6%
Cirrus Logic, Inc. (1)	16,434	880,534
Cree, Inc. (1)	30,237	1,481,613
Cypress Semiconductor Corp.	104,388	2,436,416
First Solar, Inc. (1)	21,449	1,244,256
MKS Instruments, Inc.	15,400	1,421,112
Monolithic Power Systems, Inc.	11,367	1,769,046
Semtech Corp. (1)	18,805	914,111
Silicon Laboratories, Inc. (1)	12,251	1,364,149
Synaptics, Inc. (1)	9,302	371,615
Teradyne, Inc.	48,036	2,781,765
Universal Display Corp.	11,983	2,011,946
Versum Materials, Inc.	30,877	1,634,319
		18,310,882

Software - 3.3%
ACI Worldwide, Inc. (1)	33,001	1,033,756
Blackbaud, Inc.	13,899	1,255,636
CDK Global, Inc.	34,257	1,647,419
Commvault Systems, Inc. (1)	11,753	525,477
Fair Isaac Corp. (1)	8,168	2,479,151
j2 Global, Inc. (2)	13,135	1,192,921
LogMeIn, Inc.	13,973	991,524
Manhattan Associates, Inc. (1)	18,182	1,466,742
PTC, Inc. (1)	29,300	1,997,674
Teradata Corp. (1)	32,251	999,781
Tyler Technologies, Inc. (1)	10,906	2,862,825
		16,452,906

Specialty Retail - 2.1%
Aaron's, Inc.	19,092	1,226,852
American Eagle Outfitters, Inc.	44,892	728,148
AutoNation, Inc. (1)	16,611	842,178
Bed Bath & Beyond, Inc. (2)	36,116	384,274
Dick's Sporting Goods, Inc. (2)	18,623	760,005
Five Below, Inc. (1)	15,734	1,984,057
Foot Locker, Inc.	31,007	1,338,262
Murphy USA, Inc. (1)	8,494	724,538

Sally Beauty Holdings, Inc. (1)(2)	34,072	507,332
Urban Outfitters, Inc. (1)(2)	19,951	560,424
Williams-Sonoma, Inc. (2)	22,104	1,502,630
		10,558,700

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (1)	36,501	1,151,972

Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	12,646	1,153,441
Deckers Outdoor Corp. (1)	8,163	1,202,900
Skechers U.S.A., Inc., Class A (1)	37,805	1,412,017
		3,768,358

Thrifts & Mortgage Finance - 0.6%
LendingTree, Inc. (1)(2)	2,197	682,015
New York Community Bancorp, Inc.	132,101	1,657,867
Washington Federal, Inc.	22,443	830,167
		3,170,049

Trading Companies & Distributors - 0.7%
GATX Corp.	10,091	782,355
MSC Industrial Direct Co., Inc., Class A	12,722	922,727
NOW, Inc. (1)	31,682	363,393
Watsco, Inc. (2)	9,218	1,559,501
		3,627,976

Water Utilities - 0.5%
Aqua America, Inc.	60,990	2,734,182

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	27,489	709,216

Total Common Stocks (Cost $396,134,371)		488,976,306

EXCHANGE-TRADED FUNDS - 1.0%
SPDR S&P MidCap 400 ETF Trust (2)	14,000	4,934,580

Total Exchange-Traded Funds (Cost $4,723,725)		4,934,580

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.00%, 2/27/20 (5)	1,000,000	992,642

Total U.S. Treasury Obligations (Cost $990,671)		992,642

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07%	7,247,714	7,247,714

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $7,247,714)		7,247,714

TOTAL INVESTMENTS (Cost $409,096,481) - 99.7%		502,151,242
Other assets and liabilities, net - 0.3%		1,595,407
NET ASSETS - 100.0%		503,746,649

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at September 30, 2019. The aggregate market value of securities on loan at September 30, 2019 was $43,846,499 and the total market value of the collateral received by the Fund was $44,643,520, comprised of cash of $7,247,714 and U.S. government and/or agencies securities of $37,395,806.

(3) Represents an investment in an affiliate effective December 31, 2016 due to the issuer's affiliation with the Fund's investment adviser.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3.
(5) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P MidCap 400 Index	52	12/20/19	$10,077,600	($89,910)

At September 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2019, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $89,910.
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At September 30, 2019, the value of the Fund’s investment in affiliated companies was $1,435,603, which represents 0.28% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended September 30, 2019 were as follows:

Name of Issuer	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend Income	Capital Gain Distributions Received	Shares, end of period
Eaton Vance Corp.	$1,204,809	$—	($99,912)	$2,404	$328,302	$1,435,603	$35,396	$—	31,952
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$488,976,306	(2)	$—	$—	$488,976,306
Exchange-Traded Funds	4,934,580		—	—	4,934,580
U.S. Treasury Obligations	—		992,642	—	992,642
Short Term Investment of Cash Collateral for Securities Loaned	7,247,714		—	—	7,247,714
Total Investments	$501,158,600		$992,642	$—	$502,151,242

Liabilities
Futures Contracts	$(89,910)		$—	$—	$(89,910)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.